Convertible preferred shares - Significant assumptions (Details) - Level 3	Dec. 31, 2024	Dec. 05, 2024	Nov. 25, 2024	Sep. 27, 2024 USD ($)	Sep. 13, 2024	Jan. 22, 2024	Dec. 21, 2023	Dec. 11, 2023
First Tranche preferred shares financing | Risk Free Rate
Significant assumptions
Measurement input								0.0498
First Tranche preferred shares financing | Risk Free Rate | Minimum
Significant assumptions
Measurement input							0.0469
First Tranche preferred shares financing | Risk Free Rate | Maximum
Significant assumptions
Measurement input							0.0481
First Tranche preferred shares financing | Volatility
Significant assumptions
Measurement input								1.0055
First Tranche preferred shares financing | Volatility | Minimum
Significant assumptions
Measurement input							0.96
First Tranche preferred shares financing | Volatility | Maximum
Significant assumptions
Measurement input							1.0381
First Tranche preferred shares financing | Expected bond yield
Significant assumptions
Measurement input								0.0783
First Tranche preferred shares financing | Expected bond yield | Minimum
Significant assumptions
Measurement input							0.0737
First Tranche preferred shares financing | Expected bond yield | Maximum
Significant assumptions
Measurement input							0.0748
Second Tranche of the preferred shares financing | Risk Free Rate
Significant assumptions
Measurement input						0.0477
Second Tranche of the preferred shares financing | Risk Free Rate | Minimum
Significant assumptions
Measurement input					0.0409
Second Tranche of the preferred shares financing | Risk Free Rate | Maximum
Significant assumptions
Measurement input					0.05
Second Tranche of the preferred shares financing | Volatility
Significant assumptions
Measurement input						0.9644
Second Tranche of the preferred shares financing | Volatility | Minimum
Significant assumptions
Measurement input					0.8326
Second Tranche of the preferred shares financing | Volatility | Maximum
Significant assumptions
Measurement input					1.10
Second Tranche of the preferred shares financing | Expected bond yield
Significant assumptions
Measurement input						0.0935
Second Tranche of the preferred shares financing | Expected bond yield | Minimum
Significant assumptions
Measurement input					0.0768
Second Tranche of the preferred shares financing | Expected bond yield | Maximum
Significant assumptions
Measurement input					0.1106
Third Tranche of preferred shares financing | Risk Free Rate
Significant assumptions
Measurement input	0.043			0.0393
Third Tranche of preferred shares financing | Volatility
Significant assumptions
Measurement input	0.9328			1.0065
Third Tranche of preferred shares financing | Expected bond yield
Significant assumptions
Measurement input	0.1201			0.117
Series A-1 Convertible Preferred Shares | Risk Free Rate
Significant assumptions
Measurement input			0.0444
Series A-1 Convertible Preferred Shares | Risk Free Rate | Minimum
Significant assumptions
Measurement input		0.0433
Series A-1 Convertible Preferred Shares | Risk Free Rate | Maximum
Significant assumptions
Measurement input		0.0446
Series A-1 Convertible Preferred Shares | Volatility
Significant assumptions
Measurement input			1.0537
Series A-1 Convertible Preferred Shares | Volatility | Minimum
Significant assumptions
Measurement input		1.0521
Series A-1 Convertible Preferred Shares | Volatility | Maximum
Significant assumptions
Measurement input		1.0569
Series A-1 Convertible Preferred Shares | Expected bond yield
Significant assumptions
Measurement input			0.1239
Series A-1 Convertible Preferred Shares | Expected bond yield | Minimum
Significant assumptions
Measurement input		0.1228
Series A-1 Convertible Preferred Shares | Expected bond yield | Maximum
Significant assumptions
Measurement input		0.1236